UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):       [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Silver Point Capital, L.P.
Address: Two Greenwich Plaza
         Greenwich, CT 06830

13F File Number: 028-11466

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Frederick H. Fogel
Title: Authorized Signatory
Phone: (203) 542-4000

Signature, Place, and Date of Signing:

      /s/ Frederick H. Fogel         Greenwich, CT              May [__], 2008
---------------------------------------------------------     -----------------
           [Signature]               [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
      13F File Number                 Name

      28-
         ----------                   ---------------------------------------

                                      FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:         69

Form 13F Information Table Value Total: $ 1,175,301,499

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report:

                                                                                                  Shares or
      Name Of Issuer                Title Of Class        Cusip            Value (x$1000)        PRN Amount      SH/PRN     Put/Call
      --------------                --------------        -----            --------------        ----------      ------     --------
3COM CORP                          COM                  885535104                  28,625        12,500,000      SH
ADVANCED MICRO DEVICES INC         NOTE 5.750% 8/1      007903AN7                   3,550         5,000,000      PRN
AIRTRAN HLDGS INC                  COM                  00949P108                   2,970           450,000      SH
AIRTRAN HLDGS INC                  CALL                 00949P908                     288             2,520                    CALL
BEARINGPOINT INC                   COM                  074002106                   9,744         5,800,000      SH
BORLAND SOFTWARE CORP              COM                  099849101                   7,551         3,738,000      SH
BWAY HOLDING COMPANY               COM                  12429T104                  11,174         1,128,700      SH
CALPINE CORP                       COM NEW              131347304                   6,621           359,423      SH
CITIGROUP INC                      CALL                 172967901                     466             6,000                    CALL
CORE MARK HOLDING CO INC           COM                  218681104                     242             9,373      SH
DANA HOLDING CORP                  COM                  235825205                  68,210         6,821,011      SH
DELTA AIR LINES INC DEL            COM NEW              247361702                   7,724           898,189      SH
DELTA AIR LINES INC DEL            PUT                  247361952                   1,739             1,850                    PUT
DISCOVER FINL SVCS                 PUT                  254709958                     225             5,000                    PUT
DOWNEY FINL CORP                   COM                  261018105                   5,257           286,000      SH
DRIL-QUIP INC                      COM                  262037104                  15,800           340,000      SH
EXCO RESOURCES INC                 COM                  269279402                  42,461         2,295,200      SH
EXIDE TECHNOLOGIES                 *W EXP 05/05/201     302051123                     127           103,500      SH
FLAMEL TECHNOLOGIES SA             SPONSORED ADR        338488109                  13,980         1,500,000      SH
FORD MTR CO DEL                    NOTE 4.250%12/1      345370CF5                  16,500        20,000,000      PRN
GENESCO INC                        COM                  371532102                   9,475           410,000      SH
GRANAHAN MCCOURT ACQ CORP          COM                  385034103                   3,960           500,000      SH
GRANAHAN MCCOURT ACQ CORP          *W EXP 10/18/201     385034111                      59           487,900      SH
HAYES LEMMERZ INTL INC             COM NEW              420781304                  16,626         5,959,000      SH
HELMERICH & PAYNE INC              COM                  423452101                  48,042         1,025,000      SH
HERCULES INC                       COM                  427056106                  65,149         3,562,000      SH
INGLES MKTS INC                    CL A                 457030104                  18,689           760,000      SH
INNOPHOS HOLDINGS INC              COM                  45774N108                  20,273         1,260,000      SH
ION MEDIA NETWORKS INC             NOTE 11.000% 7/3     46205AAB9                   5,965        20,569,000      PRN
IPCS INC                           COM                  44980Y305                  67,004         2,869,568      SH
ISHARES TR                         PUT                  464287955                  22,410            55,000                    PUT
JAZZ TECHNOLOGIES INC              COM                  47214E102                   1,000         1,571,100      SH
JAZZ TECHNOLOGIES INC              *W EXP 03/15/201     47214E110                      52         3,761,950      SH
KNOLOGY INC                        COM                  499183804                  20,337         1,570,400      SH
LAS VEGAS SANDS CORP               PUT                  517834957                     860             1,000                    PUT
LORAL SPACE & COMMUNICATNS L       COM                  543881106                   5,335           223,764      SH
METROPCS COMMUNICATIONS INC        COM                  591708102                  11,050           650,000      SH
MSC SOFTWARE CORP                  COM                  553531104                  77,810         5,990,000      SH
NAVISITE INC                       COM NEW              63935M208                   1,304           590,100      SH
NEUSTAR INC                        CL A                 64126X201                  15,226           575,000      SH
NORTHWEST AIRLS CORP               COM                  667280408                   2,737           304,426      SH
PARAMETRIC TECHNOLOGY CORP         COM NEW              699173209                  42,027         2,630,000      SH
PORTLAND GEN ELEC CO               COM NEW              736508847                     624            27,685      SH
POWERSHARES QQQ TRUST              PUT                  73935A954                   4,260            20,000                    PUT
QUEST SOFTWARE INC                 COM                  74834T103                  16,991         1,300,000      SH
REVLON INC                         CL A                 761525500                   5,372         5,538,598      SH
ROCKWOOD HLDGS INC                 COM                  774415103                  83,236         2,540,000      SH
SPDR TR                            PUT                  78462F953                   1,450             2,500                    PUT
SELECT SECTOR SPDR TR              CALL                 81369Y905                     315            14,000                    CALL
SIX FLAGS INC                      PIERS                83001P505                   9,688           810,000      SH
SPDR SERIES TRUST                  CALL                 78464A908                     150             5,000                    CALL
SPORT CHALET INC                   CL A                 849163209                   4,827           929,993      SH
SPORT CHALET INC                   CL B                 849163308                     239            49,053      SH
SWITCH & DATA FACILITIES COM       COM                  871043105                   1,001            98,000      SH
TIBCO SOFTWARE INC                 COM                  88632Q103                  63,189         8,850,000      SH
TORCH ENERGY ROYALTY TRUST         UNIT BEN INT         891013104                  58,865         5,874,771      SH
TRANSFORMA ACQUISITION GROUP       UNIT 12/19/2010      89366E209                  15,000         1,875,000      SH
TRIMAS CORP                        COM NEW              896215209                   8,629         1,637,400      SH
UBS AG                             PUT                  H89231958                     440             1,000                    PUT
VONAGE HLDGS CORP                  COM                  92886T201                   7,400         4,000,000      SH
WACHOVIA CORP NEW                  CALL                 929903902                     230             8,000                    CALL
WASHINGTON MUT INC                 CALL                 939322903                     280             6,950                    CALL
WELLS FARGO & CO NEW               CALL                 949746901                   1,715            11,000                    CALL
WILLIAMS COS INC DEL               COM                  969457100                  42,874         1,300,000      SH
WILLIAMS COS INC DEL               PUT                  969457950                     775             5,000                    PUT
GRACE W R & CO DEL NEW             COM                  38388F108                  73,595         3,225,000      SH
XM SATELLITE RADIO HLDGS INC       CL A                 983759101                  12,166         1,047,000      SH
XM SATELLITE RADIO HLDGS INC       CALL                 983759901                     558            49,513                    CALL
XYRATEX LTD                        COM                  G98268108                  62,790         3,500,000      SH
                                                                       1,175,301,499.2100

         Name Of Issuer                Investment Discretion      Other Managers      Sole Voting Authority      Shared       None
         --------------                ---------------------      --------------      ---------------------      ------       ----
3COM CORP                                 SHARED-DEFINED                                         12,500,000
ADVANCED MICRO DEVICES INC                SHARED-DEFINED                                                                      None
AIRTRAN HLDGS INC                         SHARED-DEFINED                                            450,000
AIRTRAN HLDGS INC                         SHARED-DEFINED                                              2,520
BEARINGPOINT INC                          SHARED-DEFINED                                          5,800,000
BORLAND SOFTWARE CORP                     SHARED-DEFINED                                          3,738,000
BWAY HOLDING COMPANY                      SHARED-DEFINED                                          1,128,700
CALPINE CORP                              SHARED-DEFINED                                            359,423
CITIGROUP INC                             SHARED-DEFINED                                              6,000
CORE MARK HOLDING CO INC                  SHARED-DEFINED                                              9,373
DANA HOLDING CORP                         SHARED-DEFINED                                          6,821,011
DELTA AIR LINES INC DEL                   SHARED-DEFINED                                            898,189
DELTA AIR LINES INC DEL                   SHARED-DEFINED                                              1,850
DISCOVER FINL SVCS                        SHARED-DEFINED                                              5,000
DOWNEY FINL CORP                          SHARED-DEFINED                                            286,000
DRIL-QUIP INC                             SHARED-DEFINED                                            340,000
EXCO RESOURCES INC                        SHARED-DEFINED                                          2,295,200
EXIDE TECHNOLOGIES                        SHARED-DEFINED                                            103,500
FLAMEL TECHNOLOGIES SA                    SHARED-DEFINED                                          1,500,000
FORD MTR CO DEL                           SHARED-DEFINED                                                                      None
GENESCO INC                               SHARED-DEFINED                                            410,000
GRANAHAN MCCOURT ACQ CORP                 SHARED-DEFINED                                            500,000
GRANAHAN MCCOURT ACQ CORP                 SHARED-DEFINED                                            487,900
HAYES LEMMERZ INTL INC                    SHARED-DEFINED                                          5,959,000
HELMERICH & PAYNE INC                     SHARED-DEFINED                                          1,025,000
HERCULES INC                              SHARED-DEFINED                                          3,562,000
INGLES MKTS INC                           SHARED-DEFINED                                            760,000
INNOPHOS HOLDINGS INC                     SHARED-DEFINED                                          1,260,000
ION MEDIA NETWORKS INC                    SHARED-DEFINED                                                                      None
IPCS INC                                  SHARED-DEFINED                                          2,869,568
ISHARES TR                                SHARED-DEFINED                                             55,000
JAZZ TECHNOLOGIES INC                     SHARED-DEFINED                                          1,571,100
JAZZ TECHNOLOGIES INC                     SHARED-DEFINED                                          3,761,950
KNOLOGY INC                               SHARED-DEFINED                                          1,570,400
LAS VEGAS SANDS CORP                      SHARED-DEFINED                                              1,000
LORAL SPACE & COMMUNICATNS L              SHARED-DEFINED                                            223,764
METROPCS COMMUNICATIONS INC               SHARED-DEFINED                                            650,000
MSC SOFTWARE CORP                         SHARED-DEFINED                                          5,990,000
NAVISITE INC                              SHARED-DEFINED                                            590,100
NEUSTAR INC                               SHARED-DEFINED                                            575,000
NORTHWEST AIRLS CORP                      SHARED-DEFINED                                            304,426
PARAMETRIC TECHNOLOGY CORP                SHARED-DEFINED                                          2,630,000
PORTLAND GEN ELEC CO                      SHARED-DEFINED                                             27,685
POWERSHARES QQQ TRUST                     SHARED-DEFINED                                             20,000
QUEST SOFTWARE INC                        SHARED-DEFINED                                          1,300,000
REVLON INC                                SHARED-DEFINED                                          5,538,598
ROCKWOOD HLDGS INC                        SHARED-DEFINED                                          2,540,000
SPDR TR                                   SHARED-DEFINED                                              2,500
SELECT SECTOR SPDR TR                     SHARED-DEFINED                                             14,000
SIX FLAGS INC                             SHARED-DEFINED                                            810,000
SPDR SERIES TRUST                         SHARED-DEFINED                                              5,000
SPORT CHALET INC                          SHARED-DEFINED                                            929,993
SPORT CHALET INC                          SHARED-DEFINED                                             49,053
SWITCH & DATA FACILITIES COM              SHARED-DEFINED                                             98,000
TIBCO SOFTWARE INC                        SHARED-DEFINED                                          8,850,000
TORCH ENERGY ROYALTY TRUST                SHARED-DEFINED                                          5,874,771
TRANSFORMA ACQUISITION GROUP              SHARED-DEFINED                                          1,875,000
TRIMAS CORP                               SHARED-DEFINED                                          1,637,400
UBS AG                                    SHARED-DEFINED                                              1,000
VONAGE HLDGS CORP                         SHARED-DEFINED                                          4,000,000
WACHOVIA CORP NEW                         SHARED-DEFINED                                              8,000
WASHINGTON MUT INC                        SHARED-DEFINED                                              6,950
WELLS FARGO & CO NEW                      SHARED-DEFINED                                             11,000
WILLIAMS COS INC DEL                      SHARED-DEFINED                                          1,300,000
WILLIAMS COS INC DEL                      SHARED-DEFINED                                              5,000
GRACE W R & CO DEL NEW                    SHARED-DEFINED                                          3,225,000
XM SATELLITE RADIO HLDGS INC              SHARED-DEFINED                                          1,047,000
XM SATELLITE RADIO HLDGS INC              SHARED-DEFINED                                             49,513
XYRATEX LTD                               SHARED-DEFINED                                          3,500,000